PRUDENTIAL JENNISON 20/20 FOCUS FUND

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

March 29, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Jennison 20/20 Focus Fund
     Registration numbers 333-43491 and 811-08587

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on March 28, 2012.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                              /s/ Jonathan D. Shain

                              Jonathan D. Shain
                              Assistant Secretary